Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment reporting
Schedule of operations of the reportable segment

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing
Cubic Games Ltd	Game development and publishing
Gamegears Ltd	Game development and publishing
Castcrown Ltd	Game development and publishing

Schedule of bookings and management EBITDA

The Segment Management EBITDA for Castcrown Ltd is shown as 0 due to the fact it is already reflected as a adjustment being the share of loss of equity-accounted associates (see Note 16).

For the six months ended June 30, 2025	Nexters Global Ltd	Cubic Games Ltd	Gamegears Ltd	Castcrown Ltd	Other segments and corporate activities	Total
Segment revenue	208,858	7,578	498	—	—	216,934
Segment Management EBITDA	8,309	(1,540)	(1,637)	—	(3,940)	N/a

For the six months ended June 30, 2024	Nexters Global Ltd	Cubic Games Ltd	Gamegears Ltd	Castcrown Ltd	Other segments and corporate activities	Total
Segment revenue	204,149	8,606	—	—	—	212,755
Segment Management EBITDA	31,427	310	(3)	—	(9,628)	N/a

For the three months ended June 30, 2025	Nexters Global Ltd	Cubic Games Ltd	Gamegears Ltd	Castcrown Ltd	Other segments and corporate activities	Total
Segment revenue	115,903	3,657	351	—	—	119,911
Segment Management EBITDA	805	(888)	(874)	—	(824)	N/a

For the three months ended June 30, 2024	Nexters Global Ltd	Cubic Games Ltd	Gamegears Ltd	Castcrown Ltd	All other segments	Total
Segment revenue	101,440	4,383	—	—	1	105,824
Segment Management EBITDA	14,325	13,008	—	—	(9,631)	N/a

Schedule of reconciliation of information on reportable segment to the amounts reported in the financial statements

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Profit before income tax
Management EBITDA for reportable segments	5,132	31,427	(2,372)	14,325
Management EBITDA for other segments	(3,940)	(9,321)	591	3,377
Net effect from recognition of deferred net revenues	34,620	(4,307)	22,788	(1,677)
Depreciation and amortization	(3,272)	(2,942)	(1,662)	(1,341)
Finance income	3,101	1,721	1,202	852
Finance expenses	(220)	(3,926)	(118)	(583)
Share-based payments expense	(463)	(390)	(382)	(192)
Impairment loss on trade receivables and loans receivable	(2)	—	(378)	—
Change in fair value of share warrant obligation and other financial instruments	100	265	213	405
Share of loss of equity-accounted associates	(1,715)	(2,073)	(1,715)	(186)
Other operating income	470	721	54	720
Consolidated profit before income tax	33,811	11,175	18,221	15,700